Income Taxes (Tables) - Nukkleus Inc.[Member]	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Loss	The components for net loss for the years ended September 30, 2022 and 2021 was as follows:
	Years Ended September 30,
	2022	2021
United States	$11,665,650	$620,481
Bermuda	10,456	—
Malta	74,772	26,102
United Kingdom	90,318	290,263
Lithuania	4,461	—
Total	$11,845,657	$936,846

Schedule of Income Taxes Expense (Benefit)	The components of income taxes expense (benefit) for the years ended September 30, 2022 and 2021 consisted of the following:
	Years Ended September 30,
	2022	2021
Current:
Federal	$—	$—
State	—	—
Malta	—	—
United Kingdom	—	—
Lithuania	—	—
Total current income taxes expense	$—	$—
Deferred:
Federal	$(977,249)	$(201,703)
State	(330,869)	(38,419)
Malta	(26,170)	(9,136)
United Kingdom	(17,138)	(55,150)
Lithuania	(669)	—
Total deferred income taxes (benefit)	$(1,352,095)	$(304,408)
Change in valuation allowance	1,352,095	304,408
Total income taxes expense	$—	$—

Schedule of Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:
	Years Ended September 30,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State tax	2.4%	2.6%
Non-U.S. income taxed at different rates	0.1%	(0.2)%
Permanent differences	(13.7)%	(0.1)%
Prior year true-up	(0.8)%	—%
Valuation allowance	(9.0)%	(23.3)%
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets	The components of the Company’s net deferred tax assets (liabilities) as of September 30, 2022 and 2021 were as follows:
	September 30, 2022	September 30, 2021
Deferred tax assets
Net operating loss carry-forwards	$1,129,699	$577,215
Accrued directors’ compensation	66,678	42,635
Stock-based compensation	549,722	10,521
Impairment of digital assets	169	—
Capitalized SPAC acquisition related professional fee	236,198	—
Total deferred tax assets, gross	1,982,466	630,371
Valuation allowance	(1,982,320)	(630,371)
Total deferred tax assets, net	$146	$—
Deferred tax liabilities
Unrealized foreign currency exchange gain	(146)	—
Total deferred tax liabilities	$(146)	$—
Net deferred tax assets	$—	$—